Operating Leases (Details) - Schedule of Consolidated Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Balance Sheet [Line Items]
Operating lease right-of-use assets	$ 9,172	$ 11,688	$ 14,937
Lease liabilities, current portion	1,945	3,726	$ 3,874
Lease liabilities, long-term	7,919	9,013
Total operating lease liabilities	$ 9,864	$ 12,739
Weighted-average remaining lease term (months)	77 months	73 months
Weighted average discount rate	3.90%	3.90%